FINANCIAL INSTRUMENTS - Disclosure of liabilities arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial instruments
Liabilities arising from financing activities at beginning of period	$ 27,871	$ 33,522
Cash flows	(6,241)	(4,112)
Foreign exchange movement	(520)	(3,435)
Other	(1,250)	1,896
Liabilities arising from financing activities at end of period	19,859	27,871
Lease liabilities (including current maturities)
Financial instruments
Liabilities arising from financing activities at beginning of period	11,564	13,530
Cash flows	(3,048)	(2,447)
Foreign exchange movement	(12)	(1,176)
Other	(1,265)	1,657
Liabilities arising from financing activities at end of period	7,239	11,564
Liability for underwriter
Financial instruments
Liabilities arising from financing activities at beginning of period	1,131	1,021
Cash flows	(1,124)	0
Foreign exchange movement	(22)	(129)
Other	15	239
Liabilities arising from financing activities at end of period	0	1,131
Long term bank loan
Financial instruments
Liabilities arising from financing activities at beginning of period	15,176	18,971
Cash flows	(2,070)	(1,665)
Foreign exchange movement	(486)	(2,130)
Other	0	0
Liabilities arising from financing activities at end of period	$ 12,620	$ 15,176